Net Pension Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 3,214	¥ 3,049	¥ 3,104
Interest cost	1,252	1,339	1,355
Expected return on plan assets	(2,049)	(2,019)	(2,025)
Amortization of transition obligation	56	56	(4)
Amortization of net actuarial loss	1,496	1,218	1,036
Amortization of prior service credit	(1,168)	(1,193)	(1,193)
Net periodic pension cost	¥ 2,801	¥ 2,450	¥ 2,273